UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549

                                                   Form 13F

                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
 This Amendment (Check only one):          [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Contrarius Investment Management (Bermuda) Limited

Address:     Canon's Court
             22 Victoria Street
             Hamilton HM 12
             Bermuda

Form 13F File Number:  28- 14796

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michal Nosek
Title:        Director
Phone:        +1 441 296 1184

Signature, Place, and Date of Signing:


/s/ Michal Nosek               Hamilton, Bermuda               May 15, 2012
-------------------------    --------------------------    ---------------------
      [Signature]               [City, State]                      [Date]

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[X]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number        Name

28- 13714                  Contrarius Investment Management Limited